UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported): May 15, 2012

Commission File Number of securitizer: 333-140923

Central Index Key Number of securitizer: 0001323260

HSI Asset Securitization Corp.

Jon R. Bottorff

(212) 525-2544

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

HSI Asset Securitization Corp. (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under
Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on March 31, 2012.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

1 The Securitizer has listed the entity that originated and sold the mortgage loans to HSBC Bank USA, National Association, which in turn sold the loans to the securitizer as the originator. This is the entity that made the relevant representations and has the corresponding repurchase obligation. The Securitizer is the depositor on the transaction

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Initial Period.

and has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it was a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on its records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to it. However, we cannot be certain that we have obtained all applicable Reporting Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not responded to our request for Reportable Information or to requests for Repurchases, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSI ASSET SECURITIZATION CORP.

(Securitizer)

By:_/s/ Jon R. Bottorff______________

Name: Jon R. Bottorff

Title: President and Senior Officer in Charge of Securitization

Date: May 15, 2012

EXHIBIT INDEX

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Initial Period.